Cover	Jun. 06, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 06, 2023
Entity Registrant Name	Richmond Mutual Bancorporation, Inc.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-38956
Entity Tax Identification Number	36-4926041
Entity Address, Address Line One	31 North 9th Street
Entity Address, City or Town	Richmond
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	47374
City Area Code	765
Local Phone Number	962-2581
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	RMBI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001767837